Interim Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 494,838	$ 123,955	$ 881,944	$ 274,167	$ 900,482	$ 1,399,420
Cost of revenue	201,154	50,085	331,846	78,651	409,793	948,273
Gross profit	293,684	73,870	550,098	195,516	490,689	451,147
Operating expenses
Compensation expense	639,517	1,023,836	1,902,901	1,666,372	2,164,776	1,921,078
General and administration expense	697,875	191,962	1,099,418	716,709	3,371,325	886,592
Bad debt expense	6,220	5,872	10,800	15,220	17,525	65,802
Depreciation and amortization expense	6,050	646	11,173	1,302	6,759	4,218
Total operating expense	1,349,662	1,222,316	3,024,292	2,399,603	5,560,385	2,877,690
Loss from operations	(1,055,978)	(1,148,446)	(2,474,194)	(2,204,087)	(5,069,696)	(2,426,543)
Other income (expense)
Foreign currency exchange	(7,523)	54,534	(22,349)	(66,147)	24,900	37,224
Other income	258		16,903
Change in fair value of derivative instruments		(1,226,715)		(2,172,309)	3,054,034	271,704
Gain (Loss) on extinguishment of debt	1,040	(389,428)	77,356	(817,893)	(2,904,832)	659,999
Finance costs	(14,055)	(456,840)	(25,545)	(864,418)	(1,281,505)	(1,620,504)
Total other income (expense)	(20,280)	(2,018,449)	46,365	(3,920,767)	(1,107,403)	(651,577)
Loss before income taxes					(6,177,099)	(3,078,120)
Provision for income taxes
Net loss	$ (1,076,258)	$ (3,166,895)	$ (2,427,829)	$ (6,124,854)	$ (6,177,099)	$ (3,078,120)
Net loss per share
Basic and diluted	$ (0.01)	$ (0.22)	$ (0.02)	$ (0.69)
Basic					$ (0.17)	$ (3.84)
Diluted					$ (0.17)	$ (3.84)
Weighted average number of shares used in computing basic and diluted net income (loss) per share:
Basic and diluted	111,593,682	14,331,313	106,899,232	8,923,451
Basic					35,744,303	801,993
Diluted					35,744,303	801,993
Other comprehensive income (loss)
Foreign currency translation adjustments	$ (3,877)	$ (92,100)	$ (9,797)	$ 97,491	$ (120,263)	$ (93,044)
Comprehensive loss	$ (1,080,135)	$ (3,258,995)	$ (2,437,626)	$ (6,027,363)	$ (6,297,362)	$ (3,171,164)